Intangible Assets, Net - Schedule of Future Amortization (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Future Amortization [Abstract]
2025	$ 71,087
2026	71,087
2027	65,150
2028	55,066
2029	46,571
Thereafter	735,101
Intangible assets, net	$ 1,044,062	$ 998,450